Income tax - Summary of detailed information about income tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax [Abstract]
Loss for the year before income taxes	$ (5,524)	$ (5,198)	$ (36,511)
Statutory rate	27.00%	27.00%	26.00%
Expected income tax recovery	$ (1,491)	$ (1,403)	$ (9,493)
Permanent differences and other	(1,277)	(8,163)	8,820
Difference in foreign tax rates	73	140	(640)
Effect of change in future tax rates	0	(805)	(433)
Change in valuation allowance	2,695	10,231	1,674
Total income tax recovery	$ 0	$ 0	$ (72)